INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2016	$ 9,699
2017	7,820
2018	6,075
2019	4,405
2020	3,213
2021 and thereafter	2,363
Finite-Lived Intangible Assets, Net	$ 33,575	$ 32,543